Leases (Lease Depreciation And Expense) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Leases
Depreciation of capital lease assets	$ 1	$ 2	$ 3
Rental expense under operating leases	$ 77	$ 87	$ 92